UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Austin Investment Management Inc
                  -------------------------------------
Address:          520 Madison Avenue, 28th Floor
                  -------------------------------------
                  New York, NY 10022
                  -------------------------------------

Form 13F File Number:     28-11945
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Rheema Pike
                  --------------------------------
Title:            Chief Compliance Officer
                  --------------------------------
Phone:            212-888-9292
                  --------------------------------

Signature, Place, and Date of Signing:

s/ Rheema Pike                New York, NY                    May 12, 2008
----------------             --------------               -------------------
  [Signature]                [City, State]                       [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number      Name
         28-

  [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:            0
                                              ----------------
Form 13F Information Table Entry Total:       106
                                              ----------------
Form 13F Information Table Value Total:       $150,236
                                              ----------------
                                                (thousands)


List of Other Included Managers:              None
                                              ----------------

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No. Form 13F        File Number               Name
                           28-

[Repeat as necessary.]




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

Column 1                      Column 2       Column 3  Column 4   Column 5       Column 6    Column 7               Column 8
--------                     ---------       --------  --------   --------      ----------   --------               --------
                                                        Value   SHRS OR  SH/    Investment    Other             Voting Authority
Name of Issuer             Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers        Sole    Shared    None
--------------             --------------   ---------  -------  -------  ---    ---------   ---------       -------  -------   -----
3m Co.                     COM              88579Y101      1009      12750      SOLE                                           X
AT&T, Inc.                 COM              00206R102       932      24341      SOLE                        X
Abbott Laboratories        COM              002824100      1988      36063      SOLE                        X
Altria Group Inc           COM              02209S103      1779      80155      SOLE                        X
American Express Co        COM              025816109      1984      45400      SOLE                                           X
American International Gp  COM              026874107       432      10000      SOLE                        X
Ameron International Corp  COM              030710107      4383      46870      SOLE                        X
Anadarko Petroleum         COM              032511107       162       2575      SOLE                                           X
Anglo American PLC         ADR NEW          03485P201       165       9069      SHARED-DEFINED              X
Apple Computer Inc.        COM              037833100       143       1000      SOLE                                           X
Applied Materials Inc.     COM              038222105       780      40000      SHARED-DEFINED              X
Aqua America Inc.          COM              03836W103       765      40768      SOLE                        X
Avx Corp                   COM              002444107       320      25000      SOLE                                           X
BP Plc-Spons Adr           SPONSORED ADR    055622104       135       2234      SOLE                                           X
BCE Inc.                   COM NEW          05534B760       506      15000      SHARED-DEFINED              X
Baker Hughes Inc.          COM              057224107      7057     103032      SOLE                        X
Bank Of America Corp.      COM              060505104       668      17624      SOLE                                           X
Bank of NY Mellon Corp.    COM              064058100       268       6435      SOLE                                           X
Bank of NY Mellon Corp.    COM              064058100       501      12000      SHARED-DEFINED              X
Berkshire Hathaway Inc.    CL A             084670108      6003         45      SOLE                                           X
Berkshire Hathaway Inc.    CL B             084670207      1118         25      SOLE                                           X
Bristol Myers Squibb Co    COM              110122108      2562     120310      SOLE                        X
Brookfield Asset Mgmt Inc. CL A LTD VT SH   112585104       537      20000      SHARED-DEFINED              X
Burlington Northern Inc.   COM              12189T104      5576      60470      SOLE                        X
Burlington Northern Inc.   COM              12189T104       531       3500      SHARED-DEFINED              X
California Wtr Svc Grp     COM              130788102       148       3900      SOLE                                           X
Cemex SA                   SPNSRD ADR NEW   151290109       392      15000      SHARED-DEFINED              X
Chevron Corp               COM              166764100      6337      74248      SOLE                        X
Chgo Bdge & Iron NY Reg Sh NY REGISTRY SH   167250109      6869     175075      SOLE                        X
Chgo Bdge & Iron NY Reg Sh NY REGISTRY SH   167250109       589      15000      SHARED-DEFINED              X
Cincinnati Financial Corp  COM              172062101       104       2756      SOLE                                           X
Cisco Systems              COM              17275R102      4564     189464      SOLE                        X
Colgate Palmolive Co       COM              194162103      4201       5393      SOLE                                           X
Conocophillips             COM              20825C104      1909      25059      SOLE                                           X
Consolidated Edison Inc.   COM              209115104      1191      30025      SOLE                        X
Costco Wholesale Corp.     COM              22160K105       428       6600      SOLE                                           X
Covanta Holding Corp.      COM              22282E102       270       9847      SOLE                                           X
Covidien Ltd               COM              G2552X108       354       8000      SHARED-DEFINED              X
Devon Energy Corp New      COM              25179M103       134       1290      SOLE                                           X
Diageo PLC                 SPNSRD ADR NEW   25243Q205      1138      14000      SHARED-DEFINED              X
Duke Power Co              COM              26441C105      2712     151964      SOLE                        X
East Group Properties Inc  COM              277276101       325       7000      SOLE                                           X
Encana Corp.               COM              292505104     12339     162904      SOLE                        X
Encana Corp.               COM              292505104      2500      33000      SHARED-DEFINED              X
Essex Ppty Tr Inc          COM              297178105       364       3200      SOLE                                           X
Exelon Corp.               COM              30161N101       296       3654      SOLE                                           X
Exxon Mobil Corp.          COM              30231G102      3889      45990      SOLE                        X
Fairfax Finan Holdings Ltd.UB VTG           03901102        919      3200       SHARED-DEFINED              X
Fording Canadian Coal      TR UNIT          345425102       313      6000       SOLE                                           X
Fording Canadian Coal      TR UNIT          345425102      1540     29500       SHARED-DEFINED              X
Fomento Economico Mexicano SPNSRD ADR UNITS 344419106       418     10000       SHARED-DEFINED              X
Fpl Group Inc.             COM              302571104       327      5220       SOLE                                           X
General Electric Co        COM              369604103       229      6200       SOLE                                           X
General Electric Co        COM              369604103       805     22000       SHARED-DEFINED              X
Golar Lng Ltd              SHS              G9456A100       457     25000       SHARED-DEFINED              X
Grant Prideco Inc.         COM              38821G101      1877     38150       SOLE                        X
Home Depot                 COM              437076102       860     30775       SOLE                        X
Honeywell Inc              COM              438516106      5820    103155       SOLE                        X
IBM Corp                   COM              459200101      6491     56377       SOLE                        X
Intel Corp.                COM              458140100       103      4885       SOLE                                           X
Intel Corp.                COM              458140100       318     15000       SHARED-DEFINED              X
Johnson & Johnson          COM              478160104      1630     25130       SOLE                        X
Johnson & Johnson          COM              478160104      1005     15500       SHARED-DEFINED              X
Liberty Media-Interactive  COM              53071M104       161     10000       SHARED-DEFINED              X
Microsoft Corp.            COM              594918104       528     18629       SOLE                        X
Mueller Water Products     COM SER A        624758108       164     20000       SHARED-DEFINED              X
Nabors Industries Inc.     SHS              G6359F103       243      7200       SOLE                        X
Nasdaq Omx Group Inc.      COM              631103108       928     24000       SHARED-DEFINED              X
Newmont Mining Corp.       COM              651639106       906     20000       SHARED-DEFINED              X
News Corp.                 CL A             65248E108       656     35000       SHARED-DEFINED              X
Nexen Inc.                 COM              65334H102       592     20000       SOLE                                           X
Noble Corporation          SHS              G65422100      6495    130780       SOLE                        X
NYSE Euronext              COM              629491101       185      3000       SHARED-DEFINED              X
Oneok Partners LP          UNIT LTD PARTN   68268N103      2268     39450       SOLE                                           X
Oracle Systems Corp        COM              68389X105       978     50000       SOLE                                           X
Pepsico, Inc.              COM              713448108      1195     16558       SOLE                                           X
Pfizer Inc                 COM              717081103       468     22381       SOLE                                           X
Procter & Gamble Co.       COM              742718109      1453     20739       SOLE                        X
Rio Tinto PLC              SPONSORED ADR    767204100       618      1500       SHARED-DEFINED              X
Schering Plough Corp-W/Rts COM              806605101      4002    277750       SOLE                        X
Schering Plough Corp-W/Rts COM              806605101       576     40000       SHARED-DEFINED              X
Schwab Charles Corp.       COM              808513105       188     10000       SHARED-DEFINED              X
Schlumberger Ltd           COM              806857108      2883     33141       SOLE                                           X
Spectra Energy Corp.       COM              847560109      2035     89468       SOLE                        X
Spectra Energy Corp.       COM              847560109       683     30000       SHARED-DEFINED              X
Spectra Energy Partners LP COM              84756N109       270     11175       SOLE                        X
St. Joe Company            COM              790148100      1648     38400       SOLE                        X
St. Joe Company            COM              790148100       215      5000       SHARED-DEFINED              X
Suncor Energy Inc.         COM              867229106       867      9000       SHARED-DEFINED              X
Tejon Ranch Co.            COM              879080109      1435     38475       SOLE                        X
Tejon Ranch Co.            COM              879080109       336      9000       SHARED-DEFINED              X
U S G Corp.                COM NEW          903293405       282      7675       SOLE                                           X
United Parcel Service      COM              911312106       365      5000       SHARED-DEFINED              X
United Technologies Corp.  COM              913017109       622      9040       SOLE                                           X
Verizon Communications     COM              92343V104       229      6301       SOLE                                           X
Vornado Rlty Tr            SH BEN INT       929042109      1293     15000       SOLE                                           X
Walgreen Co                COM              931422109      2083     54700       SOLE                        X
Wal-Mart Stores            COM              931142103       948     18000       SHARED-DEFINED              X
Waters Corp.               COM              941848103       150      2700       SOLE                                           X
Watts Water Technology     COM              942749102       140      5000       SHARED-DEFINED              X
White Mntns Ins Group Ltd  COM              G9618E107       655      1366       SOLE                                           X
Woodward Governor Co.      COM              980745103      3690    138100       SOLE                        X
Wrigley Wm Jr Co           COM              982526105      1416     22536       SOLE                                           X
Wynn Resorts Ltd           COM              983134107       654      6500       SHARED-DEFINED              X
Xerox Corp - W/Rts         COM              984121103      5997    400606       SOLE                        X
Xerox Corp - W/Rts         COM              984121103       178     11876       SHARED-DEFINED              X

                                            ------------------------------
                                            TOTAL:                 150236
                                            ------------------------------

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